INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lan Peru S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	$ 519,363
Current Assets	481,592
Non-current Assets	37,771
Total liabilities	510,672
Current Liabilities	508,541
Non-current Liabilities	2,131
Revenue	1,186,668
NET INCOME (LOSS) FOR THE PERIOD	(1,739)
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	634,852
Current Assets	334,725
Non-current Assets	300,127
Total liabilities	462,666
Current Liabilities	398,872
Non-current Liabilities	63,794
Revenue	274,774
NET INCOME (LOSS) FOR THE PERIOD	(4,157)
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	262,049
Current Assets	255,641
Non-current Assets	6,408
Total liabilities	89,070
Current Liabilities	86,912
Non-current Liabilities	2,158
Revenue	218,989
NET INCOME (LOSS) FOR THE PERIOD	(133,408)
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	359,335
Current Assets	101,128
Non-current Assets	258,207
Total liabilities	142,423
Current Liabilities	46,383
Non-current Liabilities	96,040
Revenue	315,105
NET INCOME (LOSS) FOR THE PERIOD	14,610
Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	99,019
Current Assets	95,187
Non-current Assets	3,832
Total liabilities	97,198
Current Liabilities	86,810
Non-current Liabilities	10,388
Revenue	229,797
NET INCOME (LOSS) FOR THE PERIOD	(3,411)
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	187,001
Current Assets	135,344
Non-current Assets	51,657
Total liabilities	78,990
Current Liabilities	70,643
Non-current Liabilities	8,347
Revenue	291,235
NET INCOME (LOSS) FOR THE PERIOD	(3,009)
TAM S.A. and Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Assets	5,036,864
Current Assets	2,580,665
Non-current Assets	2,456,199
Total liabilities	3,497,559
Current Liabilities	2,556,280
Non-current Liabilities	941,279
Revenue	5,013,293
NET INCOME (LOSS) FOR THE PERIOD	$ 185,720